REORGANIZATION AND PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Reorganization And Private Placement
REORGANIZATION AND PRIVATE PLACEMENT

On April 26, 2017, Modular Medical, Inc. issued 2,900,000 shares (the “Control Block”), of new, restricted common stock, par value, $0.001, per share, for a purchase price of $375,000, resulting in a change in control of Modular Medical, Inc.

On July 24, 2017, pursuant to a Reorganization and Share Exchange Agreement, by and among, Modular Medical, Inc., 3 Quasuras Shareholders and Quasuras (the “Acquisition Agreement”), the Company acquired all 4,400,000 shares of Quasuras’ common stock which represented one hundred percent (100%) of the issued and outstanding shares of Quasuras for 7,582,060 shares of our common stock, resulting in Quasuras becoming our wholly-owned subsidiary (the “Acquisition”).

Simultaneously with the closing of the Acquisition and as a condition thereto, we sold (the “2017 Private Placement”), in a private placement an aggregate of 7,233,031 for cash and 568,182 from reissuance of previously canceled shares of our common stock pursuant to one or more exemptions from the registration requirements of the Securities Act, at a purchase price of $0.66 per share resulting in net proceeds to us of approximately $4,731,872. Simultaneously with the Acquisition and Private Placement, the Company cancelled all 2,900,000 Control Block shares it had issued in the Control Block Acquisition (the “Share Cancellation”). In connection with the 2017 Private Placement, we paid $41,928 as compensation in connection with sales of our shares therein.

Following the Acquisition, the 2017 Private Placement and the Share Cancellation, we had issued and outstanding 15,983,273 shares of our common stock.

The cash received in the private placement was recorded as the cash received in reorganization in the accompanying consolidated financial statements.

Simultaneously with and as a condition to the closing of the Acquisition and the 2017 Private Placement, pursuant to an Intellectual Property Transfer Agreement, dated as of July 24, 2018, by and among us, Quasuras and Mr. DiPerna (the “IP Transfer Agreement”), Mr. DiPerna transferred to us all intellectual property rights owned directly and/or indirectly by him related to our proposed business. Separately, we agreed to pay Mr. DiPerna as part of his compensation for services to be performed for us pursuant to a Royalty Agreement (the “Royalty Agreement”) certain fees based upon future sales, if any, of our proposed product subject to a maximum $10,000,000 “cap” on the aggregate amount of fees that Mr. DiPerna could earn from such arrangement.

On April 26, 2017, Modular Medical, Inc. issued 2,900,000 shares (the “Control Block”), of new, restricted common stock, par value, $0.001, per share, for a purchase price of $375,000, resulting in a change in control of Modular Medical, Inc.

On July 24, 2017, pursuant to a Reorganization and Share Exchange Agreement, by and among, Modular Medical, Inc., 3 Quasuras Shareholders and Quasuras (the “Acquisition Agreement”), the Company acquired all 4,400,000 shares of Quasuras’ common stock which represented one hundred percent (100%) of the issued and outstanding shares of Quasuras for 7,582,060 shares of our common stock, resulting in Quasuras becoming our wholly-owned subsidiary (the “Acquisition”).

Simultaneously with the closing of the Acquisition and as a condition thereto, we sold (the “2017 Private Placement”), in a private placement an aggregate of 7,233,031 for cash and 568,182 from reissuance of previously canceled shares of our common stock pursuant to one or more exemptions from the registration requirements of the Securities Act, at a purchase price of $0.66 per share resulting in net proceeds to us of approximately $4,731,872. Simultaneously with the Acquisition and Private Placement, the Company cancelled all 2,900,000 Control Block shares it had issued in the Control Block Acquisition (the “Share Cancellation”). In connection with the Private Placement, we paid $41,928 as compensation in connection with sales of our shares therein.

Following the Acquisition, the 2017 Private Placement and the Share Cancellation, we had issued and outstanding 15,983,273 shares of our common stock.

The cash received in the private placement was recorded as the cash received in reorganization in the accompanying consolidated financial statements.

Simultaneously with and as a condition to the closing of the Acquisition and the Private Placement, pursuant to an Intellectual Property Transfer Agreement, dated as of July 24, 2018, by and among us, Quasuras and Mr. DiPerna (the “IP Transfer Agreement”), Mr. DiPerna transferred to us all intellectual property rights owned directly and/or indirectly by him related to our proposed business. Separately, we agreed to pay Mr. DiPerna as part of his compensation for services to be performed for us pursuant to a Royalty Agreement (the “Royalty Agreement”) certain fees based upon future sales, if any, of our proposed product subject to a maximum $10,000,000 “cap” on the aggregate amount of fees that Mr. DiPerna could earn from such arrangement.